         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                        SUPPLEMENT DATED JULY 17, 2008 TO
                        PROSPECTUSES DATED APRIL 28, 2008

This Supplement is intended to supplement prospectuses dated April 28, 2008 for certain "WEALTHMARK VARIABLE ANNUITY" AND "WEALTHMARK ML3 VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

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You should read this Supplement together with the current prospectus for the
Contract you purchase (the "annuity prospectus"), and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.
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This Supplement replaces similar disclosure relating to the DWS Equity 500 Index
VIP Portfolio in the section entitled "III. Fees and Expenses" in the annuity prospectuses.

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

The Portfolio available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see Appendix D).

....

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                                                                          ACQUIRED
                                                                       PORTFOLIO FEES    TOTAL       CONTRACTUAL
                              MANAGEMENT                     OTHER          AND        OPERATING       EXPENSE     NET OPERATING
PORTFOLIO/SERIES                 FEES       12B-1 FEES     EXPENSES       EXPENSES     EXPENSES(1)  REIMBURSEMENT    EXPENSES
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
DWS VIT FUNDS:
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DWS EQUITY 500 INDEX
  VIP(16), (17)                  0.19%         0.25%         0.27%           --           .071%         0.08%          0.63%
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


FOOTNOTES TO EXPENSE TABLE:

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (each, an "Acquired Portfolio"). The Total Fund Annual Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Portfolio fees and expenses. Acquired Portfolio Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

....

(16) The "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different. Includes a 0.10% administrative services fee paid to the Advisor.

(17) Through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses so that the total operating expenses of the portfolio will not exceed 0.63% for Class B2 shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

....

FOR MORE INFORMATION ABOUT THIS PORTFOLIO, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE PORTFOLIO. YOU CAN OBTAIN A COPY OF THE PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN NEW YORK STATE AT-1-800-551-2078. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN ITS CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

SUPPLEMENT DATED JULY 17, 2008


333-70728     033-79112
333-70730     333-83558
333-70850